Note 14 - Voyage Expenses and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage expenses	$ 1,284,375	$ 2,476,854	$ 624,734
Vessel operating expenses	42,004,155	37,667,191	29,739,437
Port Charges and Canal Dues [Member]
Voyage expenses	665,090	523,943	253,855
Bunkers [Member]
Voyage expenses	619,285	1,952,911	370,879
Crew Wages and Related Costs [Member]
Vessel operating expenses	20,700,810	19,170,601	15,961,904
Insurance [Member]
Vessel operating expenses	4,788,264	4,364,430	2,917,042
Repairs and Maintenance [Member]
Vessel operating expenses	1,607,116	1,563,886	1,247,176
Lubricants [Member]
Vessel operating expenses	3,916,827	3,426,772	2,471,994
Spares and Consumable Stores [Member]
Vessel operating expenses	8,625,958	7,443,502	5,784,004
Professional and Legal Fees [Member]
Vessel operating expenses	585,336	272,142	212,108
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,779,844	$ 1,425,858	$ 1,145,209